Income Taxes (Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized tax benefits, beginning balance	€ 20,057	€ 15,663	€ 14,841
Gross increases-tax positions in current year	950	3,230	1,381
Foreign currency translation effect	742	1,164	(560)
Unrecognized tax benefits, ending balance	€ 21,749	€ 20,057	€ 15,663